CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Sep. 30, 2018		Dec. 31, 2017		Dec. 31, 2016
Investments:
Fixed maturities available for sale, at fair value (amortized cost of $45,068 and $41,332)	$ 43,779		$ 46,941		$ 41,879
Mortgage loans on real estate (net of valuation allowance of $7 and $8)	12,070		10,952		9,774
Real estate held for production of income	54	[1]	390	[2]	56	[2]
Policy loans	3,739		3,819		3,855
Other equity investments	1,387	[1]	1,392	[2]	1,345	[2]
Trading securities, at fair value	14,993		14,170		12,085
Other invested assets	2,920	[1]	4,118	[2]	3,324	[2]
Total investments	78,942		81,782		72,318
Cash and cash equivalents	4,777	[1]	4,814	[2]	5,654	[2]
Cash and securities segregated, at fair value	1,263		825		946
Broker-dealer related receivables	2,224		2,158		2,100
Deferred policy acquisition costs	6,736		5,919		6,049
Goodwill and other intangible assets, net	4,791		4,824		5,243
Amounts due from reinsurers	4,909		5,023		5,220
Total Loans to Affiliates	0		1,230		1,246
GMIB reinsurance contract asset, at fair value	1,375		1,894	[3]	1,735	[3]
Current and deferred income taxes	321		84		522
Other assets	3,124	[1]	2,510	[2]	2,462	[2]
Separate Accounts assets	125,989		124,552		113,150
Total Assets	234,451		235,615		216,645
LIABILITIES
'Policyholders' liabilities: Investment contracts	50,066		47,171		41,956
Future policy benefits and other policyholders liabilities	29,504		30,330		30,357
Broker-dealer related payables	491		783		539
Securities sold under agreements to repurchase	1,900		1,887		3,593
Customers related payables	2,781		2,229		2,360
Amounts due to reinsurers	1,415		1,436		1,509
Short-term and long-term debt	4,806	[1]	2,408	[2]	1,605	[2]
Loans from affiliates	0		3,622		2,904
Other liabilities	3,485	[1]	4,053	[2]	3,720	[2]
Separate Accounts liabilities	125,989		124,552		113,150
Total liabilities	220,437		218,471		201,693
Redeemable noncontrolling interest	143	[1]	626	[2]	403	[2]
Commitments and contingent liabilities (Notes 10 and 16)
EQUITY
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 561,000,000 shares issued and 558,526,870 shares outstanding	6		6		6
Capital in excess of par value	2,025		1,298		931	[4]
Treasury stock, at cost, 2,473,130 shares	(56)		0
Retained earnings	12,031		12,225		11,391
Accumulated other comprehensive income (loss)	(1,595)		(108)		(921)
Total equity attributable to Holdings	12,411		13,421		11,407
Noncontrolling interest	1,460		3,097		3,142
Total equity	13,871		16,518		14,549
Total Liabilities, Redeemable Noncontrolling Interest and Equity	234,451		235,615		216,645
Equity attributable to Holdings:
Noncontrolling interest	1,460		3,097		3,142
Total equity	$ 13,871		$ 16,518		$ 14,549

[1]	See Note 2 for details of balances with variable interest entities.
[2]	See Note 2 for details of balances with variable interest entities.
[3]	Reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.
[4]	Previously reported amounts have been adjusted to give retrospective effect to the 459.4752645-for-1 stock split effected on April 24, 2018.